Submission	Aug. 19, 2026
Submission [Line Items]
Central Index Key	0001985062
Registrant Name	PSYENCE BIOMEDICAL LTD.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A